Client Name:
Client Project Name:                      TPMT 2015-4

Deal Loan Count:                             26

Loan Level Tape Compare Upload

Field Name	Tape Data	Reviewer Data
Balloon Flag	No	Yes
Product Type	Fixed Rate	(No Data)
Note Rate	5.739	8.7500
Note Rate	4.71	9.6600
Product Type	Balloon/Fixed	(No Data)
Note Rate	3.67	9.3000
Product Type	Fixed Rate	(No Data)
Property Type	SFR	Detached PUD
Property Type	SFR	Detached PUD
Note Rate	4.71	7.5000
Product Type	Arm	(No Data)
Original Appraised Value	290000.00	320000.00
Balloon Flag	Yes	No
Margin(Mod)	6.990	(No Data)
Maximum Rate(Mod)	16.990	(No Data)
Minimum Rate(Mod)	9.990	(No Data)
Occupancy Type	Investor	Primary
Pay Change Frequency(Mod)	6 Months	(No Data)
Periodic Rate Cap(Mod)	1.500	(No Data)
Product Type	Arm	(No Data)
Rate Change Frequency(Mod)	6 Months	(No Data)
Note Rate	3.4243	6.9990
Product Type	Fixed Rate	(No Data)
Balloon Flag	Yes	No
Note Rate	3.95	9.3750
Original Appraised Value	300000.00	325000.00
Balloon Flag	No	Yes
Product Type	Balloon/Fixed	(No Data)
Note Rate	5.999	8.9990
Product Type(Mod)	Fixed Rate	(No Data)
Note Rate	2.148	9.5000
Modified Note Date	05/20/2011	(No Data)
Loan Amount(Mod)	xxxxxx	xxxxxx
Note P&I(Mod)	706.20	0.00
Note Rate(Mod)	2.150	(No Data)
Occupancy Type	Investor	Primary
Product Type	Fixed Rate	(No Data)
Occupancy Type	Investor	Primary
Product Type	Fixed Rate	(No Data)
Balloon Flag	Yes	No
Representative Credit Score for Grading	597	530
Note Rate	3.95	8.8750
Product Type	Fixed Rate	(No Data)
Origination Date	xxxxxx	xxxxxx
Note Rate	2	7.9500
Note Rate	7.65	8.4000
Product Type	Balloon/Arm	(No Data)
Balloon Flag	No	Yes
Were Loan Terms Modified?	Yes	No
Product Type	Fixed Rate	(No Data)
Note Rate	3.515	9.6400
Note Rate	2	6.5000
Product Type	Balloon/Fixed	(No Data)
Property Type	SFR	Detached PUD
Loan Purpose	Cashout Refi	Rate and Term Refi
Balloon Flag	Yes	No
Property Type	SFR	Detached PUD
Product Type	Fixed Rate	(No Data)
Original LTV	xxxxxx	xxxxxx
Note Rate	2.7836	7.5900
Note Rate	4.39	8.2500
Product Type	Fixed Rate	30 Yr Fixed
Product Type(Mod)	Fixed Rate	Balloon/Fixed
Modified Note Date	01/12/2011	11/22/2010
Were Loan Terms Modified?	Yes	No
Maturity Date	08/01/2038	06/01/2037
Product Type	Balloon/Arm	(No Data)
Original Appraised Value	180000.00	210000.00
Note Rate	2	7.4990
Product Type	Arm	(No Data)
Note Rate	4.81	9.8750
Occupancy Type	Primary	Investor
Original Appraised Value	519996.00	520000.00
Balloon Flag	Yes	No
Note Rate	2.375	8.3750
Product Type	Arm	(No Data)
Original Appraised Value	300000.00	320000.00
Balloon Flag	Yes	No
Note Rate	2.8706	8.2500
Product Type	Fixed Rate	(No Data)
Original Appraised Value	147950.00	155000.00
Balloon Flag	Yes	No
Maturity Date	09/01/2049	06/01/2037
Were Loan Terms Modified?	Yes	No
Original Term	510	360
Product Type	Balloon/Arm	(No Data)
Note Rate	2	9.7500
Note Rate	4.71	8.2500
Product Type	Fixed Rate	(No Data)
Balloon Flag	Yes	No
Maturity Date	02/01/2050	06/01/2037
Original Term	510	360
Original Appraised Value	207000.00	213000.00
Product Type	Fixed Rate	(No Data)
Note Rate	2	10.6500
Product Type	Fixed Rate	(No Data)
Note Rate	4.99	6.9900
Note Rate	4.23	9.4900
Product Type	Arm	(No Data)
Representative Credit Score for Grading	603	565
Note Rate	5.5	9.1250
Product Type	Fixed Rate	30 Yr Fixed
Original Appraised Value	150000.00	160000.00
Modified Note Date	03/23/2009	03/03/2009

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